Repurchases and Issuance of Units	6 Months Ended
Jun. 30, 2026
Repurchases And Issuance Of Units
Repurchases and Issuance of Units

NOTE 9 – REPURCHASES AND ISSUANCE OF UNITS

In July 2022, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $100,000. Common unit repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of repurchases under the program will be determined by Navios Partners’ management based upon market conditions and financial and other considerations, including working capital and planned or anticipated growth opportunities. The program does not require any minimum repurchase or any specific number of common units and may be suspended or reinstated at any time in the Company’s discretion and without notice. The Board of Directors will review the program periodically. As of June 30, 2026, the Company had repurchased 301,073 common units in 2026 and 1,820,340 common units since the commencement of the program, for a total cost of approximately $20,000 and $88,000, respectively. As of August 20, 2026, the Company had repurchased 1,880,880 common units since the commencement of the program, for a total cost of approximately $92,619.